COMMITMENTS AND CONTINGENCY (Contingencies - Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended								12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014	Sep. 25, 2013	Jul. 26, 2013	Jul. 15, 2013 item	May 16, 2013	Feb. 19, 2013	Nov. 21, 2011	Feb. 25, 2011	Dec. 31, 2011	Oct. 23, 2014	Nov. 07, 2014	Aug. 13, 2012	Jun. 15, 2012 item	Nov. 03, 2011	Jun. 11, 2013
COMMITMENTS AND CONTINGENCY [Line Items]
Recognized amount of penalty interest on the overdue payable		$ 2,149,903	$ 5,993,145
Gain on settlements of consideration payable	1,800,047
Accrued penalty for the early termination of exclusive agency agreement (Note 19(d))	10,386,179
Guangzhou Metro Television Media Co Ltd [Member]
COMMITMENTS AND CONTINGENCY [Line Items]
Accrued penalty for the early termination of exclusive agency agreement (Note 19(d))	10,386,179													5,251,772
Litigation with former shareholders of DMG [Member]
COMMITMENTS AND CONTINGENCY [Line Items]
Amount sought under order of attachment							60,000,000			60,000,000	30,000,000
Undertaking required by the ruling to be filed by Former DMG Shareholders																	500,000
Amount required to be transferred in assets readily convertible into U.S. Currency, to be held in the custody of the New York City Sheriff's Office under August 13 Order															60,000,000
Amount to be deposited into an escrow account controlled by the Sheriff															60,000,000
Gross amount requested to be deposited into an escrow account before deduction of current deposit amount, with the Jun He Law Offices as escrow agent, under February 19 Order									60,000,000
Amount currently being on deposit with the New York City Sheriff's Office		4,500,000							4,500,000
Minimum amount transferred to the New York City Sheriffs Office recorded as restricted cash	3,200,000
Balance amount to be transferred to Sheriff under August 13 Order	56,800,000
Fine contempt sanction									250
Fine awarded to plaintiffs								250
Plaintiffs' attorneys' fee awarded								185,892
Number of ex parte orders for attachment of assets of the Group																2
Number of causes of actions on which summary judgment granted by the court							2
Amount awarded to plaintiff				71,800,047		71,800,047
Amount of disbursed funds by sheriff					186,142
Recognized amount of penalty interest on the overdue payable		2,149,903	5,993,145									3,375,000
Loss consideration payable		75,800,047
Accrued penalty interest on the overdue consideration payable		11,800,047
Gain on settlements of consideration payable	1,800,047
Litigation with former shareholders of DMG [Member] | Settlement Arrangement [Member]
COMMITMENTS AND CONTINGENCY [Line Items]
Amount currently being on deposit with the New York City Sheriff's Office				4,500,000
Aggregate amount of litigation settlement				70,000,000
Settlement cash portion amount				12,000,000
Litigation with former shareholders of DMG [Member] | Settlement Arrangement [Member] | Notes [Member]
COMMITMENTS AND CONTINGENCY [Line Items]
Principal amount				58,000,000
Debt instrument, term				6 years
Litigation with former shareholders of DMG [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCY [Line Items]
Indemnification claim sought by Group																	2,785,633	2,785,633
Yi Zhao v. Dina Liu [Member]
COMMITMENTS AND CONTINGENCY [Line Items]
Amount sought under order of attachment	5,000,000
Provision for potential loss	0
National Standard [Member]
COMMITMENTS AND CONTINGENCY [Line Items]
Number of cities in which mobile digital television network of the Group's direct equity investment entities and digital television broadcasting infrastructure of the Group's local operating partners have been converted	11
Number of cities in which mobile digital television network of the Group's direct equity investment entities and digital television broadcasting infrastructure of the Group's local operating partners have not been converted	6
Number of cities in which entity may be responsible for capital expenditures required for conversion of digital television broadcasting infrastructure	3
Maximum expected cost of converting the equipment	500,000
Breach of contract [Member] | VisionChina Media Group [Member] | Guangzhou Metro Television Media Co Ltd [Member]
COMMITMENTS AND CONTINGENCY [Line Items]
Amount sought under order of attachment													5,959,111
Exclusive media cost													7,693,289
Overdue fines													2,396,041
Electricity charges													32,168
Concession right deposit with interest urged to release													$ 885,884